Stock Options and Warrants (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 21, 2011
Shares authorized for issuance under 2012 Plan	90,000		44,657	90,000
Options available to distribute under 2012 Plan	51,213
Common stock plan shares issued	8,787
Unrecognized compensation expense	$ 200,218	$ 154,378
Aggregate instrinsic value, options and warrants	$ 14.70
Board of Directors [Member]
Warrants granted for services, shares	69,356	143,937
Warrants granted for services, value per share	$ 391,578
Warrants granted for services, value		701,062
Employee [Member]
Warrants granted for services, shares	15,000
Warrants granted for services, value	$ 76,880